                                        OPPENHEIMER STRATEGIC BOND FUND/VA
                                     OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
                                       OPPENHEIMER GLOBAL SECURITIES FUND/VA
                                     OPPENHEIMER CAPITAL APPRECIATION FUND/VA
                                       OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
                                             OPPENHEIMER BOND FUND/VA
                                          OPPENHEIMER HIGH INCOME FUND/VA
                                  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
                                             OPPENHEIMER MONEY FUND/VA
                                      OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
                                  A Series of Oppenheimer Variable Account Funds
                                     Supplement dated November 8, 2002 to the
                               Statement of Additional Information dated May 1, 2002

         The Statement of Additional Information is changed as follows:

1.       The supplement dated July 1, 2002 to the Statement of Additional Information dated May 1, 2002 is withdrawn.

2.       The section captioned "Future" on page 16 is revised by deleting number (4) and replacing it with the following in the first paragraph:

     "(4) commodity contracts (these are referred to as "Commodity Futures") and (5) foreign currencies (these are referred to as "forward contracts")."

3.       As of July 1, 2002 the  biography  for Jon Fossel,  C.  Howard Kast and Robert M.  Kirchner on page 35 are deleted. Mr. Fossel's updated biography appears below.

4.   The following biographies are added to page 34 as follows:

----------------------- ---------------------------------------------------------------- ----------- -----------------
                                                                                         Dollar         Aggregate
Name, Address,1                                                                          Range of    Dollar Range of
Age, Position(s) Held   Principal Occupation(s) During Past 5 Years / Other              Shares      Shares Owned in
with Fund and Length    Trusteeships Held by Trustee / Number of Portfolios in Fund      Owned in       any of the
of Time Served2         Complex Overseen by Trustee                                      the Funds    Board II Funds
----------------------- ---------------------------------------------------------------- ----------- -----------------
----------------------- ---------------------------------------------------------------- ----------- -----------------
Jon S. Fossel           Chairman and Director of Rocky Mountain Elk Foundation, a            0        Over $100,000
Trustee since 1990      not-for-profit foundation (since 1998); and a director of P.R.
Age: 60                 Pharmaceuticals, a privately held company (since October 1999)
                        and UNUMProvident (insurance company) (since June 1, 2002).
                        Formerly Mr. Fossel held the following positions: Chairman and a director (until October 1996) and President and Chief
                        Executive Officer (until October 1995) of the Manager;
                        President, Chief Executive Officer and a director of
                        Oppenheimer Acquisition Corp., Shareholder Services, Inc. and
                        Shareholder Financial Services, Inc. (until October 1995).
                        Oversees 41 portfolios in the OppenheimerFunds complex.

----------------------- ---------------------------------------------------------------- ----------- -----------------
----------------------- ---------------------------------------------------------------- ----------- -----------------
Robert J. Malone        Director of Jones Knowledge, Inc., a privately held company          0         $1 - $10,000
Trustee since 2002      (since 2001), director of U.S. Exploration, Inc., (since
Age: 57                 1997), director of Colorado UpLIFT, a non-profit organization
                        (since 1986) and a Trustee of the Gallagher Family Foundation,
                        (since 2000).  Formerly, Mr. Malone held the following
                        positions: Chairman of U.S. Bank (formerly Colorado National
                        Bank) a subsidiary of U.S. Bancorp (from July 1, 1996 until
                        April 1, 1999); Chairman of the Board and Chief Executive
                        Officer of Colorado National Bank (from December 18, 1992
                        Until July 1, 1996); director of Commercial Assets, Inc. (from
                        1993 to 2000). Oversees 40 portfolios in the OppenheimerFunds complex.

----------------------- ---------------------------------------------------------------- ----------- -----------------
----------------------- ---------------------------------------------------------------- ----------- -----------------
Beverly L. Hamilton     Trustee (since 1996) of MassMutual Institutional Funds and of        0         $1 - $10,000
Trustee since 2002      MML Series Investment Fund (open-end investment companies);
Age: 55                 Director of MML Services, an investment company (since April
                        1987), America Funds Emerging Markets Growth Fund, an
                        investment company (since October 1991), The California
                        Endowment, a philanthropy organization (since April 2002), and
                        Community Hospital of Monterey Peninsula, (since February
                        2002), a Trustee of Monterey International Studies, an
                        educational organization (since February 2000), and an advisor to Unilever (Holland)'s pension fund and to Credit
                        Suisse First Boston's Sprout venture capital unit.  Mrs.
                        Hamilton also is a member of the investment committees of the
                        Rockefeller Foundation, the University of Michigan and
                        Hartford Hospital.  Formerly, Mrs. Hamilton held the following position: President ARCO Investment Management Company, (from
                        February 1991 until April 2000). Oversees 40 portfolios in the
                        OppenheimerFunds complex.

----------------------- ---------------------------------------------------------------- ----------- -----------------

5.       The following biography is added to page 36:

----------------------------------------------- -----------------------------------------------------------------------
Name, Address,6 Age, Position(s) Held with      Principal Occupation(s) During Past 5 Years
Fund and Length of Time Served7
----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------
Dimitrios Kourkoulakos,                         Vice President of the Manager (since December 2001); an officer and
Vice President and Portfolio Manager            portfolio manager of other Oppenheimer funds; formerly a High Yield
Since 2002                                      Analyst (1998 - 2001) and a Securities Analyst (1995 - 1998) of the
Age: 35                                         Manager.
----------------------------------------------- -----------------------------------------------------------------------

6.   The section caption "Additional Information About the Fund - The Custodian" on page 58 is revised by replacing the first sentence of the paragraph with the following:

     "J.P. Morgan Chase Bank is the custodian of the Funds' assets."

7.   The section captioned "Custodian Bank" on the back cover is replaced with the following:

         Custodian Bank
                  J.P. Morgan Chase Bank
                  4 Chase MetroTech Center
                  Brooklyn, NY 11245

November 8, 2002                                                       PX0600.013